Employee Benefit Plans (Assumptions for Pension and Postretirement Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	5.60%	5.70%	6.60%
Weighted average expected long-term rate of return on plan assets	7.00%	7.00%	7.00%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of increase in future compensation	2.50%	2.50%	3.00%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of increase in future compensation	4.50%	4.50%	4.00%
U.S. Based Pension Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average discount rate	5.40%	5.50%	6.25%
Weighted average expected long-term rate of return on plan assets	8.00%	8.00%	8.00%